Debt (Unsecured Credit Facilities Narrative) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 16, 2013	Feb. 28, 2017	Mar. 31, 2014	Dec. 31, 2016	Oct. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Oct. 31, 2014	Sep. 30, 2014
Line of Credit Facility [Line Items]
Long Term Debt Composed Of Either Debt Instrument Face Amount Or Line Of Credit Facility Current Borrowing Capacity				$ 34,699,715,000
Undrawn amount, available for drawdown under the facility				$ 7,338,181,000
Asia Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity					$ 600,000,000	$ 585,000,000	$ 575,000,000
Credit facility, term				5 years
Asia Revolving Credit Facility [Member] | Revolving Period [Member]
Line of Credit Facility [Line Items]
Credit facility, term				3 years
Spread over reference rate				1.95%
Asia Revolving Credit Facility [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, term				2 years
Asia Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of balance to be repaid on specific dates				33.00%
Asia Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Percentage of balance to be repaid on specific dates				67.00%
Asia Revolving Credit Facility [Member] | Interest Rate During First Year [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over reference rate				2.25%
Asia Revolving Credit Facility [Member] | Interest Rate During Second Year [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over reference rate				2.50%
Citi Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity			$ 2,750,000,000						$ 3,000,000,000	$ 2,955,000,000	$ 2,925,000,000
Credit facility, term			4 years
Spread over reference rate				2.00%
Unused loan commitment fee, percentage				0.375%
Citi Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility maximum borrowing capacity			$ 4,000,000,000
AIG Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity								$ 500,000,000
Credit facility maximum borrowing capacity	$ 1,000,000,000
Credit facility, term	5 years
Maturity date of facility				May 01, 2019
AIG Revolving Credit Facility [Member] | Interest Rate Option 1 [Member]
Line of Credit Facility [Line Items]
Spread over reference rate				3.75%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2 [Member]
Line of Credit Facility [Line Items]
Stated interest rate				2.75%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2(x) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate				0.50%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2(z) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate				1.00%
Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Long Term Debt Composed Of Either Debt Instrument Face Amount Or Line Of Credit Facility Current Borrowing Capacity				$ 18,469,864,000
Undrawn amount, available for drawdown under the facility				4,100,000,000
Asia Revolving Credit Facility [Member] | Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Long Term Debt Composed Of Either Debt Instrument Face Amount Or Line Of Credit Facility Current Borrowing Capacity				600,000,000
Undrawn amount, available for drawdown under the facility				600,000,000
Citi Revolving Credit Facility [Member] | Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Long Term Debt Composed Of Either Debt Instrument Face Amount Or Line Of Credit Facility Current Borrowing Capacity				3,000,000,000
Undrawn amount, available for drawdown under the facility				$ 3,000,000,000
Subsequent Event [Member] | Citi Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity		$ 3,745,000,000
Maturity date of facility		Feb. 01, 2021
Spread over reference rate		1.50%
Unused loan commitment fee, percentage		0.25%